Summary Prospectus May 23, 2019	.

Wells Fargo Small Cap Value Fund

Class/Ticker: Class A - SMVAX - Class C - SMVCX

Link to Prospectus	Link to SAI

Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks. You can find the Fund’s prospectus, reports to shareholders and other information about the Fund online at wellsfargofunds.com/reports. You can also get information at no cost by calling 1-800-222-8222, or by sending an email request to fundliterature@wellsfargo.com. The current prospectus (“Prospectus”) and statement of additional information (“SAI”), dated August 1, 2018, as supplemented from time to time, are incorporated by reference into this summary prospectus. The Fund’s SAI may be obtained, free of charge, in the same manner as the Prospectus.

Beginning on January 1, 2021, as permitted by new regulations adopted by the Securities and Exchange Commission, paper copies of the Wells Fargo Funds’ annual and semi-annual shareholder reports issued after this date will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website, and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 1-800-222-8222 or by enrolling at wellsfargo.com/advantagedelivery.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports; if you invest directly with the Fund, you can call 1-800-222-8222. Your election to receive reports in paper will apply to all Wells Fargo Funds held in your account with your financial intermediary or, if you are a direct investor, to all Wells Fargo Funds that you hold.

Investment Objective

The Fund seeks long-term capital appreciation.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain Wells Fargo Funds. More information about these and other discounts is available from your financial professional and in “Share Class Features” and “Reductions and Waivers of Sales Charges” on pages 38 and 39 of the Prospectus and “Additional Purchase and Redemption Information” on page 59 of the Statement of Additional Information. Investors who purchase through certain intermediaries may be subject to different sales charge discounts than those outlined shares in these sections. Please see Appendix A on page 56 for further information.

Shareholder Fees (fees paid directly from your investment)
	Class A	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None[1]	1.00%
1.	Investments of $1 million or more are not subject to a front-end sales charge but generally will be subject to a deferred sales charge of 1.00% if redeemed within 18 months from the date of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C
Management Fees	0.84%	0.84%
Distribution (12b-1) Fees	0.00%	0.75%
Other Expenses	0.49%	0.49%
Acquired Fund Fees and Expenses	0.01%	0.01%
Total Annual Fund Operating Expenses	1.34%	2.09%
Fee Waivers	(0.05)%	(0.05)%
Total Annual Fund Operating Expenses After Fee Waivers[1]	1.29%	2.04%
1.	The Manager has contractually committed through July 31, 2019, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waivers at 1.28% for Class A and 2.03% for Class C. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

1

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Assuming Redemption at End of Period		Assuming No Redemption
After:	Class A	Class C	Class C
1 Year	$699	$307	$207
3 Years	$970	$650	$650
5 Years	$1,262	$1,119	$1,119
10 Years	$2,091	$2,417	$2,417

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 36% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest:

■	at least 80% of the Fund’s net assets in equity securities of small-capitalization companies; and

■	up to 30% of the Fund’s total assets in equity securities of foreign issuers, including ADRs and similar investments.

We invest principally in equity securities of small-capitalization companies, which we define as companies with market capitalizations within the range of the Russell 2500TM Index at the time of purchase. The market capitalization range of the Russell 2500TM Index was $13.8 million to $24.05 billion as of May 31, 2018, and is expected to change frequently. We may also invest in equity securities of foreign issuers including ADRs and similar investments. As a hedging strategy, the Fund may write put and call options, meaning that the Fund sells an option to another party giving that party the right to either sell a stock to (put) or buy a stock from (call) the Fund at a predetermined price in the future. Whether or not this hedging strategy is successful depends on a variety of factors, particularly our ability to predict movements of the price of the hedged stock. Furthermore, we may use options to enhance return.

Our team’s strategy is designed to provide exposure to small public companies with current stock prices that we believe do not accurately reflect their intrinsic values. We use bottom-up fundamental analysis to execute our investment philosophy which focuses on identifying three core alpha drivers: value, quality partner, and contrarian. First and foremost, we believe a prospective company should possess attractive value characteristics such as being priced at a discount relative to peers and the company’s own historic valuation metrics. We also seek companies that are shareholder-friendly quality partner firms demonstrating favorable cash flow generating capabilities and that have the management, business model, products and resources to drive organic growth. Lastly, the investment should exhibit what we believe are contrarian characteristics and be in a unique position for value creation, yet, overlooked by the investment community. We may sell a stock when it becomes fairly valued or when signs of fundamental deterioration surface.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks (in alphabetical order) briefly summarized below.

Derivatives Risk. The use of derivatives, such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than mitigate risk. Certain derivative instruments may be difficult to sell when the portfolio manager believes it would be appropriate to do so, or the other party to a derivative contract may be unwilling or unable to fulfill its contractual obligations.

Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

Growth/Value Investing Risk. Securities that exhibit growth or value characteristics tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund’s manager or sub-adviser in seeking to achieve the Fund’s investment objective may not produce the returns expected, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Options Risk. A Fund that purchases options, which are a type of derivative, is subject to the risk of a loss of premiums without offsetting gains. A Fund that writes options receives a premium that may be small relative to the loss realized in the event of adverse changes in the value of the underlying instruments.

2

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The Fund’s average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund’s website at wellsfargofunds.com.

Calendar Year Total Returns for Class A as of 12/31 each year (returns do not reflect sales charges and would be lower if they did)
.	Highest Quarter: 3rd Quarter 2009	+21.91%
	Lowest Quarter: 4th Quarter 2008	-24.91%
Year-to-date total return as of 6/30/2018 is +4.02%

Average Annual Total Returns for the periods ended 12/31/2017 (returns reflect applicable sales charges)
	Inception Date of Share Class	1 Year	5 Year	10 Year
Class A (before taxes)	11/30/2000	7.30%	8.65%	5.86%
Class A (after taxes on distributions)	11/30/2000	0.00%	3.60%	3.25%
Class A (after taxes on distributions and the sale of Fund Shares)	11/30/2000	9.66%	5.96%	4.27%
Class C (before taxes)	11/30/2000	12.01%	9.12%	5.69%
Russell 2000® Value Index (reflects no deduction for fees, expenses, or taxes)		7.84%	13.01%	8.17%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown for only one class of shares. After-tax returns for any other class will vary.

3

Fund Management

Manager	Sub-Adviser	Portfolio Manager, Title/Managed Since
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated	Jeff Goverman, Portfolio Manager / 2019 Garth R. Nisbet, CFA, Portfolio Manager / 2019 Craig Pieringer, CFA, Portfolio Manager / 2019

Purchase and Sale of Fund Shares

In general, you can buy or sell shares of the Fund online or by mail, phone or wire on any day the New York Stock Exchange is open for regular trading. You also may buy and sell shares through a financial professional.

Minimum Investments	To Buy or Sell Shares

Minimum Initial Investment
Regular Accounts: $1,000
IRAs, IRA Rollovers, Roth IRAs: $250
UGMA/UTMA Accounts: $50
Employer Sponsored Retirement Plans: No Minimum

Minimum Additional Investment
Regular Accounts, IRAs, IRA Rollovers, Roth IRAs: $100
UGMA/UTMA Accounts: $50
Employer Sponsored Retirement Plans: No Minimum

Mail: Wells Fargo Funds P.O. Box 219967 Kansas City, MO 64121-9967 Online: wellsfargofunds.com Phone or Wire: 1-800-222-8222 Contact your financial professional.

Tax Information

Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax advantaged investment plan. However, subsequent withdrawals from such a tax advantaged investment plan may be subject to federal income tax. You should consult your tax adviser about your specific tax situation.

Payments to Intermediaries

If you purchase a Fund through an intermediary, the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the intermediary and your financial professional to recommend the Fund over another investment. Consult your financial professional or visit your intermediary’s website for more information.

Link to Prospectus	Link to SAI

.	.

4

0593306/P3306

SUPPLEMENT TO THE PROSPECTUSES,
SUMMARY PROSPECTUSES AND
STATEMENT OF ADDITIONAL INFORMATION
OF
WELLS FARGO U.S. EQUITY FUNDS
For the Wells Fargo Small Cap Value Fund
Wells Fargo Small Company Value Fund
(each a “Fund”, and together the “Funds”)

I. Wells Fargo Small Cap Value Fund

Merger

At a meeting held on May 21-22, 2019, the Board of Trustees of Wells Fargo Funds Trust (the “Trust”) unanimously approved the merger of the Fund listed in the table below (the “Target Fund”) into another Fund of the Trust (the “Acquiring Fund”), which is also listed below (the “Merger”). The Merger was proposed by Wells Fargo Funds Management, LLC, investment manager to the Funds.

Target Fund	Acquiring Fund
Wells Fargo Small Cap Value Fund	Wells Fargo Small Company Value Fund

The Merger is contingent on a number of conditions. The Merger is also intended to be a tax-free reorganization, and it is anticipated that Target Fund shareholders will not recognize any gain or loss for U.S. federal income tax purposes as a result of the Merger. Additionally, Target Fund shareholders will not incur any sales loads or similar transaction charges as a result of the Merger.

The Merger, if all conditions to closing are satisfied, is expected to occur in September 2019. Prior to the Merger, shareholders of the Target Fund may continue to purchase and redeem shares subject to the limitations described in the Target Fund’s prospectuses.

No shareholder action is necessary. Additional information, including a description of the Merger and information about fees, expenses and risk factors, will be provided to Target Fund shareholders in a prospectus/information statement that is expected to be mailed to shareholders in June 2019.

II. Wells Fargo Small Company Value Fund

Contractual Expense Cap Change

Upon the completion of the Merger as described above, footnote one to the Annual Fund Operating Expense table in the section entitled “Fund Summary - Fees and Expenses” is updated to reflect the extension of the current cap to September 30, 2021.

May 23, 2019	SC6A059/P207SP

Summary Prospectus May 23, 2019	.

Wells Fargo Small Cap Value Fund

Class/Ticker: Class R6 - SMVRX

Link to Prospectus	Link to SAI

Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks. You can find the Fund’s prospectus, reports to shareholders and other information about the Fund online at wellsfargofunds.com/reports. You can also get information at no cost by calling 1-800-222-8222, or by sending an email request to fundliterature@wellsfargo.com. The current prospectus (“Prospectus”) and statement of additional information (“SAI”), dated August 1, 2018, as supplemented from time to time, are incorporated by reference into this summary prospectus. The Fund’s SAI may be obtained, free of charge, in the same manner as the Prospectus.

Beginning on January 1, 2021, as permitted by new regulations adopted by the Securities and Exchange Commission, paper copies of the Wells Fargo Funds’ annual and semi-annual shareholder reports issued after this date will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website, and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 1-800-222-8222 or by enrolling at wellsfargo.com/advantagedelivery.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports; if you invest directly with the Fund, you can call 1-800-222-8222. Your election to receive reports in paper will apply to all Wells Fargo Funds held in your account with your financial intermediary or, if you are a direct investor, to all Wells Fargo Funds that you hold.

Investment Objective

The Fund seeks long-term capital appreciation.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.84%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.06%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	0.91%
Fee Waivers	(0.07)%
Total Annual Fund Operating Expenses After Fee Waivers[1]	0.84%
1.	The Manager has contractually committed through July 31, 2019, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waivers at 0.83% for Class R6. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1

After:
1 Year	$86
3 Years	$283
5 Years	$497
10 Years	$1,113

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 36% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest:

■	at least 80% of the Fund’s net assets in equity securities of small-capitalization companies; and

■	up to 30% of the Fund’s total assets in equity securities of foreign issuers, including ADRs and similar investments.

We invest principally in equity securities of small-capitalization companies, which we define as companies with market capitalizations within the range of the Russell 2500TM Index at the time of purchase. The market capitalization range of the Russell 2500TM Index was $13.8 million to $24.05 billion as of May 31, 2018, and is expected to change frequently. We may also invest in equity securities of foreign issuers including ADRs and similar investments. As a hedging strategy, the Fund may write put and call options, meaning that the Fund sells an option to another party giving that party the right to either sell a stock to (put) or buy a stock from (call) the Fund at a predetermined price in the future. Whether or not this hedging strategy is successful depends on a variety of factors, particularly our ability to predict movements of the price of the hedged stock. Furthermore, we may use options to enhance return.

Our team’s strategy is designed to provide exposure to small public companies with current stock prices that we believe do not accurately reflect their intrinsic values. We use bottom-up fundamental analysis to execute our investment philosophy which focuses on identifying three core alpha drivers: value, quality partner, and contrarian. First and foremost, we believe a prospective company should possess attractive value characteristics such as being priced at a discount relative to peers and the company’s own historic valuation metrics. We also seek companies that are shareholder-friendly quality partner firms demonstrating favorable cash flow generating capabilities and that have the management, business model, products and resources to drive organic growth. Lastly, the investment should exhibit what we believe are contrarian characteristics and be in a unique position for value creation, yet, overlooked by the investment community. We may sell a stock when it becomes fairly valued or when signs of fundamental deterioration surface.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks (in alphabetical order) briefly summarized below.

Derivatives Risk. The use of derivatives, such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than mitigate risk. Certain derivative instruments may be difficult to sell when the portfolio manager believes it would be appropriate to do so, or the other party to a derivative contract may be unwilling or unable to fulfill its contractual obligations.

Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

Growth/Value Investing Risk. Securities that exhibit growth or value characteristics tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund’s manager or sub-adviser in seeking to achieve the Fund’s investment objective may not produce the returns expected, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Options Risk. A Fund that purchases options, which are a type of derivative, is subject to the risk of a loss of premiums without offsetting gains. A Fund that writes options receives a premium that may be small relative to the loss realized in the event of adverse changes in the value of the underlying instruments.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.

2

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The Fund’s average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund’s website at wellsfargofunds.com.

Calendar Year Total Returns for Class R6 as of 12/31 each year[1]
.	Highest Quarter: 3rd Quarter 2009	+22.04%
	Lowest Quarter: 4th Quarter 2008	-24.80%
Year-to-date total return as of 6/30/2018 is +4.24%

Average Annual Total Returns for the periods ended 12/31/2017[1]
	Inception Date of Share Class	1 Year	5 Year	10 Year
Class R6	6/28/2013	14.32%	10.42%	6.96%
Russell 2000® Value Index (reflects no deduction for fees, expenses, or taxes)		7.84%	13.01%	8.17%
1.	Historical performance shown for Class R6 shares prior to their inception reflects the performance of Institutional Class shares and includes the higher expenses applicable to Institutional Class shares. If these expenses had not been included, returns for Class R6 shares would be higher.

3

Fund Management

Manager	Sub-Adviser	Portfolio Manager, Title/Managed Since
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated	Jeff Goverman, Portfolio Manager / 2019 Garth R. Nisbet, CFA, Portfolio Manager / 2019 Craig Pieringer, CFA, Portfolio Manager / 2019

Purchase and Sale of Fund Shares

Class R6 shares generally are available only to certain retirement plans, including: 401(k) plans, 457 plans, profit sharing and money purchase pension plans, defined benefit plans, target benefit plans, and non-qualified deferred compensation plans. Class R6 shares also are generally available only to retirement plans where plan level or omnibus accounts are held on the books of the Fund. Class R6 shares also are available to Funds of Funds managed by Funds Management. Class R6 shares generally are not available to retail accounts but may be offered through intermediaries for the accounts of their customers to certain institutional and fee-based investors, and in each case, only if a dealer agreement is in place with Wells Fargo Funds Distributor, LLC to offer Class R6 shares.

Institutions Purchasing Fund Shares

Minimum Initial Investment
Class R6: Eligible investors are not subject to a minimum initial investment (intermediaries may require different minimum investment amounts)

Minimum Additional Investment
Class R6: None (intermediaries may require different minimum additional investment amounts)

Tax Information

By investing in a Fund through a tax-deferred retirement account, you will not be subject to tax on dividends and capital gains distributions from the Fund or the sale of Fund shares if those amounts remain in the tax-deferred account.

Distributions taken from retirement plan accounts generally are taxable as ordinary income. For special rules concerning tax-deferred retirement accounts, including applications, restrictions, tax advantages, and potential sales charge waivers, contact your investment professional. To determine if a retirement plan may be appropriate for you and to obtain further information, consult your tax adviser.

Link to Prospectus	Link to SAI

.	.

4

0594661/P4661

SUPPLEMENT TO THE PROSPECTUSES,
SUMMARY PROSPECTUSES AND
STATEMENT OF ADDITIONAL INFORMATION
OF
WELLS FARGO U.S. EQUITY FUNDS
For the Wells Fargo Small Cap Value Fund
Wells Fargo Small Company Value Fund
(each a “Fund”, and together the “Funds”)

I. Wells Fargo Small Cap Value Fund

Merger

At a meeting held on May 21-22, 2019, the Board of Trustees of Wells Fargo Funds Trust (the “Trust”) unanimously approved the merger of the Fund listed in the table below (the “Target Fund”) into another Fund of the Trust (the “Acquiring Fund”), which is also listed below (the “Merger”). The Merger was proposed by Wells Fargo Funds Management, LLC, investment manager to the Funds.

Target Fund	Acquiring Fund
Wells Fargo Small Cap Value Fund	Wells Fargo Small Company Value Fund

The Merger is contingent on a number of conditions. The Merger is also intended to be a tax-free reorganization, and it is anticipated that Target Fund shareholders will not recognize any gain or loss for U.S. federal income tax purposes as a result of the Merger. Additionally, Target Fund shareholders will not incur any sales loads or similar transaction charges as a result of the Merger.

The Merger, if all conditions to closing are satisfied, is expected to occur in September 2019. Prior to the Merger, shareholders of the Target Fund may continue to purchase and redeem shares subject to the limitations described in the Target Fund’s prospectuses.

No shareholder action is necessary. Additional information, including a description of the Merger and information about fees, expenses and risk factors, will be provided to Target Fund shareholders in a prospectus/information statement that is expected to be mailed to shareholders in June 2019.

II. Wells Fargo Small Company Value Fund

Contractual Expense Cap Change

Upon the completion of the Merger as described above, footnote one to the Annual Fund Operating Expense table in the section entitled “Fund Summary - Fees and Expenses” is updated to reflect the extension of the current cap to September 30, 2021.

May 23, 2019	SC6A059/P207SP

Summary Prospectus May 23, 2019	.

Wells Fargo Small Cap Value Fund

Class/Ticker: Administrator Class - SMVDX

Link to Prospectus	Link to SAI

Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks. You can find the Fund’s prospectus, reports to shareholders and other information about the Fund online at wellsfargofunds.com/reports. You can also get information at no cost by calling 1-800-222-8222, or by sending an email request to fundliterature@wellsfargo.com. The current prospectus (“Prospectus”) and statement of additional information (“SAI”), dated August 1, 2018, as supplemented from time to time, are incorporated by reference into this summary prospectus. The Fund’s SAI may be obtained, free of charge, in the same manner as the Prospectus.

Beginning on January 1, 2021, as permitted by new regulations adopted by the Securities and Exchange Commission, paper copies of the Wells Fargo Funds’ annual and semi-annual shareholder reports issued after this date will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website, and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 1-800-222-8222 or by enrolling at wellsfargo.com/advantagedelivery.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports; if you invest directly with the Fund, you can call 1-800-222-8222. Your election to receive reports in paper will apply to all Wells Fargo Funds held in your account with your financial intermediary or, if you are a direct investor, to all Wells Fargo Funds that you hold.

Investment Objective

The Fund seeks long-term capital appreciation.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]
Management Fees	0.84%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.41%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.26%
Fee Waivers	(0.17)%
Total Annual Fund Operating Expenses After Fee Waivers[2]	1.09%
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.
2.	The Manager has contractually committed through July 31, 2019, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waivers at 1.08% for Administrator Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1

After:
1 Year	$111
3 Years	$383
5 Years	$675
10 Years	$1,508

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 36% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest:

■	at least 80% of the Fund’s net assets in equity securities of small-capitalization companies; and

■	up to 30% of the Fund’s total assets in equity securities of foreign issuers, including ADRs and similar investments.

We invest principally in equity securities of small-capitalization companies, which we define as companies with market capitalizations within the range of the Russell 2500TM Index at the time of purchase. The market capitalization range of the Russell 2500TM Index was $13.8 million to $24.05 billion as of May 31, 2018, and is expected to change frequently. We may also invest in equity securities of foreign issuers including ADRs and similar investments. As a hedging strategy, the Fund may write put and call options, meaning that the Fund sells an option to another party giving that party the right to either sell a stock to (put) or buy a stock from (call) the Fund at a predetermined price in the future. Whether or not this hedging strategy is successful depends on a variety of factors, particularly our ability to predict movements of the price of the hedged stock. Furthermore, we may use options to enhance return.

Our team’s strategy is designed to provide exposure to small public companies with current stock prices that we believe do not accurately reflect their intrinsic values. We use bottom-up fundamental analysis to execute our investment philosophy which focuses on identifying three core alpha drivers: value, quality partner, and contrarian. First and foremost, we believe a prospective company should possess attractive value characteristics such as being priced at a discount relative to peers and the company’s own historic valuation metrics. We also seek companies that are shareholder-friendly quality partner firms demonstrating favorable cash flow generating capabilities and that have the management, business model, products and resources to drive organic growth. Lastly, the investment should exhibit what we believe are contrarian characteristics and be in a unique position for value creation, yet, overlooked by the investment community. We may sell a stock when it becomes fairly valued or when signs of fundamental deterioration surface.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks (in alphabetical order) briefly summarized below.

Derivatives Risk. The use of derivatives, such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than mitigate risk. Certain derivative instruments may be difficult to sell when the portfolio manager believes it would be appropriate to do so, or the other party to a derivative contract may be unwilling or unable to fulfill its contractual obligations.

Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

Growth/Value Investing Risk. Securities that exhibit growth or value characteristics tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund’s manager or sub-adviser in seeking to achieve the Fund’s investment objective may not produce the returns expected, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Options Risk. A Fund that purchases options, which are a type of derivative, is subject to the risk of a loss of premiums without offsetting gains. A Fund that writes options receives a premium that may be small relative to the loss realized in the event of adverse changes in the value of the underlying instruments.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.

2

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The Fund’s average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund’s website at wellsfargofunds.com.

Calendar Year Total Returns for Administrator Class as of 12/31 each year[1]
.	Highest Quarter: 3rd Quarter 2009	+21.99%
	Lowest Quarter: 4th Quarter 2008	-24.83%
Year-to-date total return as of 6/30/2018 is +4.12%

Average Annual Total Returns for the periods ended 12/31/2017[1]
	Inception Date of Share Class	1 Year	5 Year	10 Year
Administrator Class (before taxes)	7/30/2010	14.05%	10.15%	6.73%
Administrator Class (after taxes on distributions)	7/30/2010	6.70%	5.23%	4.18%
Administrator Class (after taxes on distributions and the sale of Fund Shares)	7/30/2010	13.52%	7.20%	5.00%
Russell 2000® Value Index (reflects no deduction for fees, expenses, or taxes)		7.84%	13.01%	8.17%
1.	The Manager has contractually committed through July 31, 2019, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waivers at 1.08% for Administrator Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

3

Fund Management

Manager	Sub-Adviser	Portfolio Manager, Title/Managed Since
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated	Jeff Goverman, Portfolio Manager / 2019 Garth R. Nisbet, CFA, Portfolio Manager / 2019 Craig Pieringer, CFA, Portfolio Manager / 2019

Purchase and Sale of Fund Shares

Administrator Class shares are generally available through intermediaries for the accounts of their customers and directly to institutional investors and individuals. Institutional investors may include corporations; private banks and trust companies; endowments and foundations; defined contribution, defined benefit and other employer sponsored retirement plans; institutional retirement plan platforms; insurance companies; registered investment advisor firms; bank trusts; 529 college savings plans; family offices; and fund of funds including those managed by Funds Management. In general, you can buy or sell shares of the Fund online or by mail, phone or wire on any day the New York Stock Exchange is open for regular trading. You also may buy and sell shares through a financial professional.

Minimum Investments	To Buy or Sell Shares
Minimum Initial Investment Administrator Class: $1 million (this amount may be reduced or eliminated for certain eligible investors) Minimum Additional Investment Administrator Class: None	Mail: Wells Fargo Funds P.O. Box 219967 Kansas City, MO 64121-9967 Online: wellsfargofunds.com Phone or Wire: 1-800-222-8222 Contact your financial professional.

Tax Information

Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax advantaged investment plan. However, subsequent withdrawals from such a tax advantaged investment plan may be subject to federal income tax. You should consult your tax adviser about your specific tax situation.

Payments to Intermediaries

If you purchase a Fund through an intermediary, the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the intermediary and your financial professional to recommend the Fund over another investment. Consult your financial professional or visit your intermediary’s website for more information.

Link to Prospectus	Link to SAI

.	.

4

0593755/P3755

SUPPLEMENT TO THE PROSPECTUSES,
SUMMARY PROSPECTUSES AND
STATEMENT OF ADDITIONAL INFORMATION
OF
WELLS FARGO U.S. EQUITY FUNDS
For the Wells Fargo Small Cap Value Fund
Wells Fargo Small Company Value Fund
(each a “Fund”, and together the “Funds”)

I. Wells Fargo Small Cap Value Fund

Merger

At a meeting held on May 21-22, 2019, the Board of Trustees of Wells Fargo Funds Trust (the “Trust”) unanimously approved the merger of the Fund listed in the table below (the “Target Fund”) into another Fund of the Trust (the “Acquiring Fund”), which is also listed below (the “Merger”). The Merger was proposed by Wells Fargo Funds Management, LLC, investment manager to the Funds.

Target Fund	Acquiring Fund
Wells Fargo Small Cap Value Fund	Wells Fargo Small Company Value Fund

The Merger is contingent on a number of conditions. The Merger is also intended to be a tax-free reorganization, and it is anticipated that Target Fund shareholders will not recognize any gain or loss for U.S. federal income tax purposes as a result of the Merger. Additionally, Target Fund shareholders will not incur any sales loads or similar transaction charges as a result of the Merger.

The Merger, if all conditions to closing are satisfied, is expected to occur in September 2019. Prior to the Merger, shareholders of the Target Fund may continue to purchase and redeem shares subject to the limitations described in the Target Fund’s prospectuses.

No shareholder action is necessary. Additional information, including a description of the Merger and information about fees, expenses and risk factors, will be provided to Target Fund shareholders in a prospectus/information statement that is expected to be mailed to shareholders in June 2019.

II. Wells Fargo Small Company Value Fund

Contractual Expense Cap Change

Upon the completion of the Merger as described above, footnote one to the Annual Fund Operating Expense table in the section entitled “Fund Summary - Fees and Expenses” is updated to reflect the extension of the current cap to September 30, 2021.

May 23, 2019	SC6A059/P207SP

Summary Prospectus May 23, 2019	.

Wells Fargo Small Cap Value Fund

Class/Ticker: Institutional Class - WFSVX

Link to Prospectus	Link to SAI

Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks. You can find the Fund’s prospectus, reports to shareholders and other information about the Fund online at wellsfargofunds.com/reports. You can also get information at no cost by calling 1-800-222-8222, or by sending an email request to fundliterature@wellsfargo.com. The current prospectus (“Prospectus”) and statement of additional information (“SAI”), dated August 1, 2018, as supplemented from time to time, are incorporated by reference into this summary prospectus. The Fund’s SAI may be obtained, free of charge, in the same manner as the Prospectus.

Beginning on January 1, 2021, as permitted by new regulations adopted by the Securities and Exchange Commission, paper copies of the Wells Fargo Funds’ annual and semi-annual shareholder reports issued after this date will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website, and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 1-800-222-8222 or by enrolling at wellsfargo.com/advantagedelivery.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports; if you invest directly with the Fund, you can call 1-800-222-8222. Your election to receive reports in paper will apply to all Wells Fargo Funds held in your account with your financial intermediary or, if you are a direct investor, to all Wells Fargo Funds that you hold.

Investment Objective

The Fund seeks long-term capital appreciation.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]
Management Fees	0.84%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.16%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.01%
Fee Waivers	(0.12)%
Total Annual Fund Operating Expenses After Fee Waivers[2]	0.89%
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.
2.	The Manager has contractually committed through July 31, 2019, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waivers at 0.88% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses (if any), are excluded from the expense cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After:
1 Year	$91
3 Years	$310
5 Years	$546
10 Years	$1,225

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 36% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest:

■	at least 80% of the Fund’s net assets in equity securities of small-capitalization companies; and

■	up to 30% of the Fund’s total assets in equity securities of foreign issuers, including ADRs and similar investments.

We invest principally in equity securities of small-capitalization companies, which we define as companies with market capitalizations within the range of the Russell 2500TM Index at the time of purchase. The market capitalization range of the Russell 2500TM Index was $13.8 million to $24.05 billion as of May 31, 2018, and is expected to change frequently. We may also invest in equity securities of foreign issuers including ADRs and similar investments. As a hedging strategy, the Fund may write put and call options, meaning that the Fund sells an option to another party giving that party the right to either sell a stock to (put) or buy a stock from (call) the Fund at a predetermined price in the future. Whether or not this hedging strategy is successful depends on a variety of factors, particularly our ability to predict movements of the price of the hedged stock. Furthermore, we may use options to enhance return.

Our team’s strategy is designed to provide exposure to small public companies with current stock prices that we believe do not accurately reflect their intrinsic values. We use bottom-up fundamental analysis to execute our investment philosophy which focuses on identifying three core alpha drivers: value, quality partner, and contrarian. First and foremost, we believe a prospective company should possess attractive value characteristics such as being priced at a discount relative to peers and the company’s own historic valuation metrics. We also seek companies that are shareholder-friendly quality partner firms demonstrating favorable cash flow generating capabilities and that have the management, business model, products and resources to drive organic growth. Lastly, the investment should exhibit what we believe are contrarian characteristics and be in a unique position for value creation, yet, overlooked by the investment community. We may sell a stock when it becomes fairly valued or when signs of fundamental deterioration surface.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks (in alphabetical order) briefly summarized below.

Derivatives Risk. The use of derivatives, such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than mitigate risk. Certain derivative instruments may be difficult to sell when the portfolio manager believes it would be appropriate to do so, or the other party to a derivative contract may be unwilling or unable to fulfill its contractual obligations.

Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

Growth/Value Investing Risk. Securities that exhibit growth or value characteristics tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund’s manager or sub-adviser in seeking to achieve the Fund’s investment objective may not produce the returns expected, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Options Risk. A Fund that purchases options, which are a type of derivative, is subject to the risk of a loss of premiums without offsetting gains. A Fund that writes options receives a premium that may be small relative to the loss realized in the event of adverse changes in the value of the underlying instruments.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The Fund’s average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund’s website at wellsfargofunds.com.

Calendar Year Total Returns for Institutional Class as of 12/31 each year[1]
.	Highest Quarter: 3rd Quarter 2009	+22.04%
	Lowest Quarter: 4th Quarter 2008	-24.80%
Year-to-date total return as of 6/30/2018 is +4.19%

Average Annual Total Returns for the periods ended 12/31/2017[1]
	Inception Date of Share Class	1 Year	5 Year	10 Year
Institutional Class (before taxes)	7/31/2007	14.28%	10.38%	6.94%
Institutional Class (after taxes on distributions)	7/31/2007	6.96%	5.40%	4.35%
Institutional Class (after taxes on distributions and the sale of Fund Shares)	7/31/2007	13.62%	7.34%	5.15%
Russell 2000® Value Index (reflects no deduction for fees, expenses, or taxes)		7.84%	13.01%	8.17%
1.	Historical performance shown for the Institutional Class shares prior to their inception reflects the performance of the former Investor Class shares, and includes the higher expenses applicable to the former Investor Class shares. If these expenses had not been included, returns would be higher. Effective June 20, 2008, Class Z was renamed Investor Class and modified to assume the features and attributes of the Investor Class.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

Fund Management

Manager	Sub-Adviser	Portfolio Manager, Title/Managed Since
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated	Jeff Goverman, Portfolio Manager / 2019 Garth R. Nisbet, CFA, Portfolio Manager / 2019 Craig Pieringer, CFA, Portfolio Manager / 2019

Purchase and Sale of Fund Shares

Institutional Class shares are generally available through intermediaries for the accounts of their customers and directly to institutional investors and individuals. Institutional investors may include corporations; private banks and trust companies; endowments and foundations; defined contribution, defined benefit and other employer sponsored retirement plans; institutional retirement plan platforms; insurance companies; registered investment advisor firms; bank trusts; 529 college savings plans; family offices; and fund of funds including those managed by Funds Management. In general, you can buy or sell shares of the Fund online or by mail, phone or wire on any day the New York Stock Exchange is open for regular trading. You also may buy and sell shares through a financial professional.

Minimum Investments	To Buy or Sell Shares
Minimum Initial Investment Institutional Class: $1 million (this amount may be reduced or eliminated for certain eligible investors) Minimum Additional Investment Institutional Class: None	Mail: Wells Fargo Funds P.O. Box 219967 Kansas City, MO 64121-9967 Online: wellsfargofunds.com Phone or Wire: 1-800-222-8222 Contact your financial professional.

Tax Information

Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax advantaged investment plan. However, subsequent withdrawals from such a tax advantaged investment plan may be subject to federal income tax. You should consult your tax adviser about your specific tax situation.

Payments to Intermediaries

If you purchase a Fund through an intermediary, the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the intermediary and your financial professional to recommend the Fund over another investment. Consult your financial professional or visit your intermediary’s website for more information.

Link to Prospectus	Link to SAI

.	.

4

0593150/P3150

SUPPLEMENT TO THE PROSPECTUSES,
SUMMARY PROSPECTUSES AND
STATEMENT OF ADDITIONAL INFORMATION
OF
WELLS FARGO U.S. EQUITY FUNDS
For the Wells Fargo Small Cap Value Fund
Wells Fargo Small Company Value Fund
(each a “Fund”, and together the “Funds”)

I. Wells Fargo Small Cap Value Fund

Merger

At a meeting held on May 21-22, 2019, the Board of Trustees of Wells Fargo Funds Trust (the “Trust”) unanimously approved the merger of the Fund listed in the table below (the “Target Fund”) into another Fund of the Trust (the “Acquiring Fund”), which is also listed below (the “Merger”). The Merger was proposed by Wells Fargo Funds Management, LLC, investment manager to the Funds.

Target Fund	Acquiring Fund
Wells Fargo Small Cap Value Fund	Wells Fargo Small Company Value Fund

The Merger is contingent on a number of conditions. The Merger is also intended to be a tax-free reorganization, and it is anticipated that Target Fund shareholders will not recognize any gain or loss for U.S. federal income tax purposes as a result of the Merger. Additionally, Target Fund shareholders will not incur any sales loads or similar transaction charges as a result of the Merger.

The Merger, if all conditions to closing are satisfied, is expected to occur in September 2019. Prior to the Merger, shareholders of the Target Fund may continue to purchase and redeem shares subject to the limitations described in the Target Fund’s prospectuses.

No shareholder action is necessary. Additional information, including a description of the Merger and information about fees, expenses and risk factors, will be provided to Target Fund shareholders in a prospectus/information statement that is expected to be mailed to shareholders in June 2019.

II. Wells Fargo Small Company Value Fund

Contractual Expense Cap Change

Upon the completion of the Merger as described above, footnote one to the Annual Fund Operating Expense table in the section entitled “Fund Summary - Fees and Expenses” is updated to reflect the extension of the current cap to September 30, 2021.

May 23, 2019	SC6A059/P207SP